Concentration of Credit Risks	12 Months Ended
Dec. 31, 2014
Concentration of Credit Risks

13. Concentration of Credit Risks

The Company’s vessels are chartered under either a time charter arrangement or voyage charter arrangement. Under a time charter arrangement, no security is provided for the payment of charter hire. However, payment is usually required monthly in advance. Under a voyage charter arrangement, a lien may sometimes be placed on the cargo to secure the payment of the accounts receivable, as permitted by the prevailing charter party agreement.

At December 31, 2014, 20 of the Company’s 26 operated vessels, were subject to time charters, 15 of which will expire within one year, three which will expire within one to two years, and two which will expire within nine years. The committed charter income is as follows:

2015:	$104,046,213
2016:	$28,499,776
2017:	$18,449,655
2018:	$18,449,655
2019:	$18,449,655

During 2014, four charterers contributed 39% of the operating revenue, comprising 11%, 10%, 9% and 9% (2013: three charterers contributed 30% of the operating revenue, comprising 11%, 10% and 9%).

At December 31, 2014 and 2013, all of the Company’s cash and cash equivalents and short-term investments were held by large financial institutions, highly rated by a recognized rating agency.